OPERATIONS - Effects on the Company's Investments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
FiBrasil | Effects on Company's Investment
Disclosure of joint ventures [line items]
Capital contribution in assets	R$ 229,961
Results	(1,789)
Investment before the disposals	228,172
Write-off cost for the sale of equity interest	(95,817)
Investment after the disposals	94,028
Remeasurement of shareholding variation	80,400
Investment (closing)	174,428
Fair value of the remeasurement of the Company's shareholding	41,095
Investment (after closing)	215,523
FiBrasil | Effects on Company's Result
Disclosure of joint ventures [line items]
Results	(1,789)
Remeasurement of shareholding variation	80,400
Fair value of the remeasurement of the Company's shareholding	41,095
FiBrasil | TEF Infra | Effects on Company's Investment
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest	(95,817)
FiBrasil | CDPQ | Effects on Company's Investment
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest	(38,327)
CloudCo Brasil | Effects on Equity
Disclosure of joint ventures [line items]
Results	(5,523)
Capital contribution in resources by the Company	28,000
CloudCo Brasil | Effects on Company's Investment
Disclosure of joint ventures [line items]
Capital contribution in assets	28,000
Results	(5,523)
Remeasurement of shareholding variation	30,900
Investment (closing)	47,694
CloudCo Brasil | Effects on Company's Equity
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	30,900
CloudCo Brasil | TC&CT | Effects on Company's Investment
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest	(5,683)
IoTco Brasil | Effects on Company's Investment
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	41,352
Investment (closing)	41,352
IoTco Brasil | Effects on Company's Equity
Disclosure of joint ventures [line items]
Remeasurement of shareholding variation	R$ 41,352